As filed with the U.S. Securities and Exchange Commission on January 29, 2025

Securities Act File No. 333-206784

Investment Company Act File No. 811-23096

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 150	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 153	☒

Legg Mason ETF Investment Trust*

(Exact Name of Registrant as Specified in Charter)

620 Eighth Avenue

New York, NY 10018

(Address of Principal Executive Offices) (Zip Code)

Registrant’s telephone number, including area code: (877) 721-1926

Copy to:

Name and address of agent for service:
Navid J. Tofigh	J. Stephen Feinour, Jr.
Legg Mason ETF Investment Trust	Stradley Ronon Stevens & Young, LLP
One Franklin Parkway	2600 Market Street, Suite 2600
San Mateo, California 94403	Philadelphia, PA 19103

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on February 28, 2025_ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ______________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*	This filing relates solely to ClearBridge Dividend Strategy ESG ETF.

PART A, PART B AND PART C

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, this Post-Effective Amendment No. 150 to the Registration Statement, relating only to the ClearBridge Dividend Strategy ESG ETF, a series of the Registrant (the “Fund”), is being filed for the sole purpose of designating February 28, 2025 as the new date upon which Post-Effective Amendment No. 147, as filed on October 9, 2024 (Accession # 0001193125-24-235050), (“PEA 147”) shall become effective.

Accordingly, the Part A - Prospectus, Part B - Statement of Additional Information and Part C of ClearBridge Dividend Strategy ESG ETF, as filed in PEA 147, are incorporated herein by reference in their entirety into this filing.

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Baltimore, State of Maryland on the 29th day of January, 2025.

LEGG MASON ETF INVESTMENT TRUST

(Registrant)

By:	/s/ HARRIS GOLDBLAT
Harris Goldblat Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

PATRICK O’CONNOR*	Trustee, President and Chief Executive Officer – Investment Management	January 29, 2025
Patrick O’Connor

CHRISTOPHER KINGS*	Chief Executive Officer – Finance and Administration	January 29, 2025
Christopher Kings

VIVEK PAI*	Chief Financial Officer, Chief Accounting Officer and Treasurer	January 29, 2025
Vivek Pai

ROHIT BHAGAT*	Trustee	January 29, 2025
Rohit Bhagat

ANANTHA K. PRADEEP*	Trustee	January 29, 2025
Anantha K. Pradeep

DEBORAH D. MCWHINNEY*	Trustee	January 29, 2025
Deborah D. McWhinney

ALISON J. BAUMANN*	Trustee	January 29, 2025
Alison J. Baumann

*By:	/s/ HARRIS GOLDBLAT
Harris Goldblat Attorney-in-Fact (Pursuant to Power of Attorney previously filed)